Revenue	12 Months Ended
Dec. 31, 2018
Revenue
Revenue

4. Revenue

From January 1, 2018, the Group accounts for revenue in accordance with Topic 606, "Revenue from Contracts with Customers".

Product revenue recognition

The majority of the Group's revenue is derived from product revenue. The Group recognizes revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandise through its online platforms, including its internet website and cellular phone application. The Group utilizes in-house and external delivery service providers to deliver goods to its customers. The Group recognizes revenue at the point of time when the goods have been accepted by the customers. The customers have the options to pay for the goods in advance, upon acceptance of the goods or to pay over an agreed upon instalment period.

Revenue was recorded net of surcharges and value added tax (“VAT”) of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. Revenues also include fees charged to customers for shipping and handling expenses. The Group incurs expenses or pays fees to in-house and external delivery service providers, respectively, and records such expenses and fees as shipping and handling expenses.

Return rights

The Group offers customers with an unconditional right of return for a period of 7 days upon receipt of the products on sales from its platforms. The Group reduces product revenues by an estimate of expected customer merchandise returns, which is calculated based on historical return patterns, and recorded as a refund liability included in accrued expenses and other current liabilities (Note 15) and the estimated inventories in transit subject to those estimated returns are included in inventories on the consolidated balance sheets.

Principal vs. agent accounting

The Group records all product revenue on a gross basis. To determine whether the Group is an agent or principal in the sale of products, the Group considers the following indicators: the Group is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods or services have been transferred to a customer or after transfer of control to the customers, and has discretion in establishing the price of the specified goods or services.

Membership reward program

The Group grants Weipin Coins to the customers when they purchase goods from its platforms. Weipin Coins can be offset against payments when customers make their future purchases.

Upon adoption of Topic 606, the Group considers the Weipin Coins as a separate performance obligation and allocates the transaction price proportionally between the product sold and the Weipin Coins granted on a relative standalone selling price basis in consideration of the likelihood of future redemption and the equivalent value per Coin when it is redeemed. There is no significant impact upon adoption of Topic 606 other than the deferred income recorded is considered as a contract liability. As of December 31, 2017 and 2018, the Group recorded deferred income related to Weipin Coins of RMB138,863 and RMB150,240, respectively.

New members who register on the Group’s platforms or existing members introducing new members to the Group’s online platforms will be granted free Weipin Coins. These Weipin Coins are not related to prior sales and are recorded as reduction of revenue at the time of use.

In June 2017, the Group launched a paid membership program called Super VIP, which allows its members to enjoy certain privileges. The revenue related to the membership fee is recognized straight-line over the period of the membership.

Other revenues

Other revenues consist of (1) commission from platform access; (2) logistic service to external customers; (3) promotional and advertising service; (4) inventory and warehouse management service and (5) interest income from microcredit and consumer financing.

The Group charges fees to third-party merchants to access the Group’s platform for sales of their products. The Group is not primarily responsible for fulfilling the promised contracts, as it does not bear the inventory risk, nor has the discretion in establishing prices. Upon successful sales on the Group's online platforms, the Group will charge the third-party merchants commission fees. Commission fees are recognized on a net basis at the point of sales of products.

Other revenue from providing logistic services to external customers are recognized upon the completion of the performance of services.

Other revenue from promotional and advertising, inventory and warehouse management services are recognized over the period during which the services are provided, net of VAT.

In connection with the Group's product revenues, certain approved customers have the option to pay for the goods over an instalment period up to 24 months.  Significant financing component exists in sales paid by instalments. The Group elected the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less. For the contracts with instalment period over 12 months, the transaction price is adjusted for the effects of the time value of money which is equivalent to the amounts charged in separate financing transaction between the Group and its customers at contract inception. The revenues earned from the financing service is recognized over the instalment period and included in other revenues.

Remaining performance obligations

Remaining performance obligations represent the transaction price allocated to unsatisfied or partially unsatisfied performance obligations. At December 31, 2018, the Group had unfulfilled performance obligations for products goods to be passed to customers of RMB1,410 million, and performance obligations related to Weipin Coins granted to customers and Super VIP membership fee of RMB355 million. The Group expects revenue to be recognized for the remaining performance obligations within the next year. The remaining performance obligations are accounted under advance from customers and deferred income.

The remaining performance obligation in relation to the financing service represents the remaining period of financing benefit to the customer per the agreed upon instalment period.

Disaggregation of revenue

The Group disaggregates its revenue from different types of contracts with customers by principal product categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 30 for product revenues by principal product categories.

Contract balances

The estimated inventories in transit relating to estimated returns are contract assets included in inventories. The balance of contract assets is RMB140,361 and RMB151,117 as of January 1, 2018 and December 31, 2018, respectively.

The Group's contract liabilities consist of prepayments from customers, unredeemed Weipin Coins and Super VIP membership reward program and refund liability related to estimated return. As of January 1, 2018 and December 31, 2018, the balances of the contract liabilities are RMB1,564 million and RMB1,954 million, included in advances from customers, deferred income and accrued expenses and other current liabilities.

All contract liabilities at the beginning of the year ended December 31, 2018 were recognized as revenue during the year ended December 31, 2018 and the all contract liabilities as of year ended December 31, 2018 are expected to be realized in the following year.